Provisions	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Provisions
26.	Provisions

(a)	Provisions as of December 31, 2020 and 2021 are as follows:

	2020		2021
Asset retirement obligations	~~W~~	65,659	82,123
Expected loss related to litigation		12,468	9,693
Unused credit commitments		305,719	300,008
Guarantee contracts issued		83,851	81,922
Financial guarantee contracts issued		61,895	55,344
Non-financial guarantee contracts issued		21,956	26,578
Others (*)		337,039	693,110

	~~W~~	804,736	1,166,856

(*)
As of December 31, 2020 and 2021, the Group recognizes a provision of
~~W~~
211,365 million and
~~W~~
518,955 million, respectively, an estimated amount which is highly probable to be paid for customer losses expected due to delays in redemption of Lime CI funds.

(b)	Changes in provision for unused credit commitments and financial guarantee contracts issued for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Unused credit commitments				Financial guarantee contracts issued			Total
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset
Beginning balance	~~W~~	132,028	119,839	11,885	68,467	5,569	811	338,599
Transfer (from)to 12 months expected credit loss		63,818	(55,295)	(8,523)	2,059	(2,059)	—	—
Transfer (from)to life time expected credit loss		(9,883)	11,365	(1,482)	(3,951)	3,951	—	—
Transfer (from)to impaired financial asset		(244)	(875)	1,119	—	—	—	—
Provided (reversed)		(20,377)	65,455	(1,564)	8,258	1,845	(822)	52,795
Change in foreign exchange rate		(1,195)	(352)	—	(1,335)	(223)	(49)	(3,154)
Others (*)		—	—	—	(18,948)	(1,748)	70	(20,626)

Ending balance	~~W~~	164,147	140,137	1,435	54,550	7,335	10	367,614

(*)	Others include effects of the provision from the new financial guarantee contracts measured at fair value, and the expired contracts, and the change of discount rate.

	2021
	Unused credit commitments				Financial guarantee contracts issued			Total
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset
Beginning balance	~~W~~	164,147	140,137	1,435	54,550	7,335	10	367,614
Transfer (from)to 12 months expected credit loss		63,335	(63,249)	(86)	2,931	(2,931)	—	—
Transfer (from)to life time expected credit loss		(11,889)	11,917	(28)	(3,621)	3,621	—	—
Transfer (from)to impaired financial asset		(274)	(939)	1,213	—	—	—	—
Provided (reversed)		(66,373)	58,188	(610)	(581)	(178)	5	(9,549)
Change in foreign exchange rate		1,964	1,077	—	1,910	534	—	5,485
Others (*)		(337)	380	—	(6,582)	(1,672)	13	(8,198)

Ending balance	~~W~~	150,573	147,511	1,924	48,607	6,709	28	355,352

(*)	Others include effects of the provision from the new financial guarantee contracts measured at fair value, and the expired contracts, and the change of discount rate.
(c)	Changes in provisions for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Asset retirement		Litigation	Guarantee	Other	Total
Beginning balance	~~W~~	64,922	8,789	25,583	119,131	218,425
Provision(reversal)		898	4,317	(2,709)	261,983	264,489
Provision used		(2,463)	(638)	—	(46,654)	(49,755)
Change in foreign exchange rate		(3)	—	(1,030)	570	(463)
Others (*)		2,305	—	112	1,814	4,231
Business combination (Note 47)		—	—	—	195	195

Ending balance	~~W~~	65,659	12,468	21,956	337,039	437,122

(*)	Others include increase in provisions based on the present value and the effect of changes in discount rate over the period.

	2021
	Asset retirement		Litigation	Guarantee	Others	Total
Beginning balance	~~W~~	65,659	12,468	21,956	337,039	437,122
Provision(reversal)		8,185	2,552	3,457	350,090	364,284
Provision used		(3,793)	(5,327)	—	(37,604)	(46,724)
Change in foreign exchange rate		4	—	1,265	(1,314)	(45)
Others (*)		12,068	—	(100)	44,899	56,867

Ending balance	~~W~~	82,123	9,693	26,578	693,110	811,504

(*)	Others include increase in provisions based on the present value and the effect of changes in discount rate over the period.

(d)
Asset retirement obligation liabilities represent the estimated cost to restore the existing leased properties which is discounted to the present value using the appropriate discount rate at the end of the reporting period. Disbursements of such costs are expected to incur at the end of lease contract. Such costs are reasonably estimated using the average lease year and the average restoration expenses. The average lease year is calculated based on the past ten-year
historical data of the expired leases. The average restoration expense is calculated based on the actual costs incurred for the past three years using the three-year average inflation rate.

(e)	Allowance for guarantees and acceptances as of December 31, 2020 and 2021 are as follows:

	2020		2021
Outstanding guarantees and acceptances	~~W~~	10,249,827	10,540,968
Contingent guarantees and acceptances		3,433,953	4,670,771
ABS and ABCP purchase commitments		1,604,958	1,525,768
Endorsed bill		1,650	8,199

	~~W~~	15,290,388	16,745,706

Allowance for loss on guarantees and acceptances	~~W~~	83,851	81,922
Ratio		%0.55	0.49